Segment Reporting Long-lived Assets by Geography (Details) - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 7,055	$ 7,078
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	5,004	5,103
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 2,051	$ 1,975